Basis of Presentation	6 Months Ended
Dec. 31, 2021
Disclosure of Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 2 – BASIS OF PRESENTATION

(a) Accounting Policies

The principal accounting policies applied in the preparation of these condensed consolidated interim financial statements are set out below. These policies have been consistently applied in the periods presented, unless otherwise stated. These unaudited condensed consolidated interim financial statements are expressed in Canadian dollars, which is the Company’s presentation and functional currency.

(b) Statement of compliance

The Company applies International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretation issued by the International Financial Reporting Interpretations Committee (“IFRIC”). These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting. Accordingly, they do not include all of the information required for full annual financial statements required by IFRS as issued by IASB and interpretations issued by IFRIC.

The policies applied in these unaudited condensed consolidated interim financial statements are based on IFRSs issued and outstanding as of March 31, 2022, the date the Board of Directors approved the statements. The same accounting policies and methods of computation are followed in these unaudited condensed consolidated interim financial statements as compared with the most recent annual consolidated financial statements as at and for the year ended June 30, 2021. Any subsequent changes to IFRS that are given effect in the Company’s annual consolidated financial statements for the year ending June 30, 2022, could result in restatement of these unaudited condensed consolidated interim financial statements.